Average Annual Total Returns	12 Months Ended	30 Months Ended	52 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025 [2]
The Future Fund Long/Short ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	20.85%
The Future Fund Long/Short ETF | The Future Fund Long/Short ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	7.60%	10.15%
Performance Inception Date	Jun. 20, 2023
The Future Fund Long/Short ETF | The Future Fund Long/Short ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.89%	8.48%
The Future Fund Long/Short ETF | The Future Fund Long/Short ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.50%	7.14%
One Global ETF | MSCI All Country World Index (AWCI)
Prospectus [Line Items]
Average Annual Return, Percent	22.87%		10.07%
One Global ETF | Russell 3000 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		12.24%
One Global ETF | One Global ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	19.42%		4.50%
Performance Inception Date	Aug. 23, 2021
One Global ETF | One Global ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.11%		4.43%
One Global ETF | One Global ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.50%		3.46%

[1]	Future Fund Long Short ETF commenced operations on June 20, 2023.
[2]	One Global ETF commenced operations on August 23, 2021.